Customers and Geographic Information (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Israel [Member]
Customers and Geographic Information (Textual)
Consolidated long-lived assets	$ 2,444	$ 2,215
U.S.A. [Member]
Customers and Geographic Information (Textual)
Consolidated long-lived assets	838	1,119
ROW
Customers and Geographic Information (Textual)
Consolidated long-lived assets	$ 597	$ 643